SUBSEQUENT EVENT (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands	Mar. 25, 2026 $ / shares	Jan. 07, 2026 CNY (¥)	Jan. 01, 2026 CNY (¥)	Mar. 25, 2025	Jan. 08, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Subsequent Event [Line Items]
Short-term borrowing						$ 5,720	¥ 40,000	¥ 50,000
Maturity date				Mar. 26, 2026	Jan. 15, 2026
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock dividends, per share declared | $ / shares	$ 0.022
Loan Agreement with Industrial and Commercial Bank of China [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Short-term borrowing | ¥		¥ 100	¥ 200
Maturity date		Jan. 21, 2027	Dec. 31, 2026
Fixed interest rate		2.30%	2.25%